Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000005543 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000005543 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005543 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005543 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005543 | Texas
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005543 | New York
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000005543 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005543 | Genl Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000005543 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000005543 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000005543 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000005543 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000005543 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000005543 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005543 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005543 | Pre-Refunded
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005543 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000193182 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000193182 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000193182 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000193182 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000193182 | Texas
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193182 | New York
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000193182 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193182 | Genl Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000193182 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000193182 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000193182 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000193182 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000193182 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000193182 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000193182 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000193182 | Pre-Refunded
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000193182 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	6.00%